SCHEDULE OF WARRANT ACTIVITY (Details) - $ / shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Number of sahres, warrants oustanding	10,333,333	333,333
Weighted average exercise price	$ 0.20	$ 0.15
Weighted average remaining contractual term	2 years 3 months 18 days	2 years 4 months 24 days
Number of warrants, granted	250,000,000	10,000,000
Weighted average exercise price	$ 0.0001
Number of warrants, expired or forfeited
Weighted average exercise price	$ 0.14
Number of warrants, exercised	(50,000,000)
Weighted average exercise price
Number of sahres, warrants oustanding	210,333,333	10,333,333
Weighted average exercise price	$ 0.18	$ 0.20
Weighted average remaining contractual term	4 years 1 month 6 days
Independent Sales Force [Member]
Number of sahres, warrants oustanding	3,998,000	4,390,600
Weighted average exercise price	$ 0.09	$ 0.04
Weighted average remaining contractual term	1 year 4 months 24 days	2 years 6 months
Number of warrants, granted	2,400	4,013,000
Weighted average exercise price	$ 0.01	$ 0.01
Number of warrants, expired or forfeited	(1,507,200)	(2,066,600)
Weighted average exercise price	$ 0.01	$ 0.01
Number of warrants, exercised	(313,200)	(2,339,000)
Weighted average exercise price	$ 0.03	$ 0.25
Number of sahres, warrants oustanding	2,180,000	3,998,000
Weighted average exercise price	$ 0.02	$ 0.09
Weighted average remaining contractual term	1 year 2 months 12 days
Consultants [Member]
Number of sahres, warrants oustanding	100,000	160,000
Weighted average exercise price	$ 3.00	$ 1.97
Weighted average remaining contractual term	1 year	3 years 9 months 18 days
Number of warrants, granted
Weighted average exercise price
Number of warrants, expired or forfeited		(60,000)
Weighted average exercise price
Number of warrants, exercised
Weighted average exercise price		$ 0.25
Number of sahres, warrants oustanding	100,000	100,000
Weighted average exercise price	$ 3.00	$ 3.00
Weighted average remaining contractual term	7 days
Warrant [Member]
Number of sahres, warrants oustanding	24,075,000	22,000,000
Weighted average exercise price	$ 0.11	$ 0.002
Weighted average remaining contractual term	3 years 6 months	4 years 2 months 12 days
Number of warrants, granted		29,200,000
Weighted average exercise price	$ 0.13	$ 0.0001
Number of warrants, expired or forfeited	(2,875,000)	(18,125,000)
Weighted average exercise price		$ 0.13
Number of warrants, exercised	(1,500,000)	(9,000,000)
Weighted average exercise price	$ 0.19	$ 0.0001
Number of sahres, warrants oustanding	19,700,000	24,075,000
Weighted average exercise price	$ 0.03	$ 0.11
Weighted average remaining contractual term	2 years 7 months 6 days
Number of shares, unvested	5,625,000
Weighted average exercise price, Unvested	$ 0.02
Weighted Average Remaining Term, Unvested	2 years 1 month 6 days
Number of warrants vested	14,075,000
Weighted average exercise price, vested	$ 0.04
Weighted Average Remaining Term, Vested	2 years 9 months 18 days